Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Effective income tax rate	33.20%	133.60%	41.90%	23.20%
Pre-tax income	$ 12,947,000	$ 1,091,000	$ 9,315,000	$ 3,734,000	$ 694,000
Statutory Irish rate	12.50%	12.50%	12.50%	12.50%
Windfalls included in net operating loss carryforwards but not reflected in deferred tax assets			826,000
Net deferred tax assets			6,159,000	12,641,000
Valuation allowance			2,581,000	975,000
Valuation allowance, amount of increase			1,606,000	368,000	363,000
Liabilities for unrecognized tax benefits			7,276,000	12,348,000
Interest and penalties related to unrecognized tax benefits			1,470,000	1,446,000	1,477,000
Accrued income taxes (non-current)	15,227,000		14,559,000	17,825,000	18,839,000
Accrued interest and penalties			7,283,000	5,477,000	4,031,000
Unrecognized tax benefits that, if recognized, would affect the Company's provision for income taxes			10,519,000	13,861,000
Unrecognized tax benefits, expected decrease within the year ending December 31, 2013			11,290,000
Undistributed earnings of foreign subsidiaries			0
UNITED STATES | Federal
Income Taxes [Line Items]
Net operating loss carryforwards			9,079,000	22,489,000
Net operating loss carryforwards, expiration			From 2026 through 2031	From 2026 through 2031	From 2026 through 2031
UNITED STATES | State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards			3,971,000	10,657,000	5,847,000
Net operating loss carryforwards, expiration			From 2017 through 2031	From 2017 through 2031	From 2017 through 2031
IRELAND
Income Taxes [Line Items]
Net operating loss carryforwards			10,323,000	3,899,000
UNITED KINGDOM
Income Taxes [Line Items]
Net operating loss carryforwards			$ 2,310,000	$ 3,105,000